Trade and Other Payables	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Trade and Other Payables

Note 7 - Trade and Other Payables

	December 31	December 31
	2023	2022
	US Dollars (In thousands)
Trade payables	62	65
Accrued expenses	160	132
Payroll and related accruals	98	93
Advance from customer	50	50
Lease liability	39	74
Related Parties	64	83
Other	-	3

	473	500